6. TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES	12 Months Ended
Dec. 31, 2020
Schedule of Breakdown of the capital by owner
TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES
6.	TRADE ACCOUNTS RECEIVABLE AND OTHER RECEIVABLES
	12.31.20	12.31.19
Trade accounts receivable
Domestic customers	2,002,586	1,336,762
Foreign customers	2,716,551	2,215,050
	4,719,137	3,551,812
( - ) Adjustment to present value	(13,316)	(10,121)
( - ) Expected credit losses	(605,940)	(503,848)
	4,099,881	3,037,843
Current	4,092,855	3,031,046
Non-current	7,026	6,797

Other receivables
Other receivables	113,949	153,799
( - ) Adjustment to present value	(156)	(1,936)
( - ) Expected credit losses	(27,389)	(27,986)
	86,404	123,877
Current	43,566	59,645
Non-current (1)	42,838	64,232

(1)	Weighted average maturity of 2.26 years.

The Company performs credit assignments with no right of return to the BRF Clients’ Credit Rights Investment Fund (“FIDC BRF“), which has the sole purpose to acquire credit rights arising from commercial transactions carried out between the Company and its clients in Brazil. On December 31, 2020, FIDC BRF had an outstanding balance of R$549,083 (R$730,251 on December 31, 2019) related to such credit rights, which are no longer recorded in the Company’s statement of financial position.

On December 31, 2020, other receivables are mainly represented by receivables from the sale of farms and various properties, with a balance of R$78,258 (R$109,419 on December 31, 2019).

The movements of the expected credit losses are presented below:

	12.31.20	12.31.19
Beginning balance	(503,848)	(508,848)
(Additions) Reversals	(12,137)	(23,899)
Write-offs	19,451	44,039
Exchange rate variation	(109,406)	(15,140)
Ending balance	(605,940)	(503,848)

The aging of trade accounts receivable is as follows:

	12.31.20	12.31.19
Not overdue	4,010,140	2,820,308
Overdue
01 to 60 days	104,195	143,303
61 to 90 days	6,045	19,409
91 to 120 days	398	3,723
121 to 180 days	7,024	3,934
181 to 360 days	15,688	20,748
More than 360 days	575,647	540,387
( - ) Adjustment to present value	(13,316)	(10,121)
( - ) Expected credit losses	(605,940)	(503,848)
	4,099,881	3,037,843